Submission	Dec. 09, 2025
Submission [Line Items]
Central Index Key	0001840229
Registrant Name	MiNK Therapeutics, Inc.
Registration File Number	333-291388
Form Type	S-3
Submission Type	S-3/A
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A